Contents of Significant Accounts - Aggregate Amount of the Company's Share of its Individually Immaterial Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of associates [line items]
Profit from continuing operations	$ 1,626,103	$ 52,916	$ 5,193,495	$ 1,300,263
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Profit from continuing operations	1,626,103		5,193,495	1,300,263
Other comprehensive income (loss)	(1,706,960)		2,965,202	973,946
Total comprehensive income (loss)	$ (80,857)		$ 8,158,697	$ 2,274,209